OPERATING LEASES	12 Months Ended
Dec. 31, 2024
Operating Leases
OPERATING LEASES

11. OPERATING LEASES (EXCLUDING LAND USE RIGHTS)

Operating leases of the Company mainly consist of short-term leases of plants, warehouses and machinery. Short-term lease cost is recognized as rental expenses in the consolidated statements of loss.

Supplemental cash flows information related to leases are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	-	-	2,899
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	-	-	354

The components of lease cost for operating leases were as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	US$’000	US$’000	US$’000

Operating lease cost	-	-	398
Short-term lease cost	580	1,357	1,168
Total lease cost	580	1,357	1,566

As of December 31, 2024 and 2023, the lease related assets and liabilities recorded in the consolidated balance sheets were both nil.